Average Annual Total Returns	12 Months Ended	17 Months Ended		26 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	16.94%	[1]	27.44%	[2],[3],[4]	27.71%	[5],[6],[7]
NASDAQ 100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.02%	19.13%	[1]
Kurv Yield Premium Strategy Amazon (AMZN) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.30%			27.26%	[2]
Performance Inception Date				Oct. 30, 2023
Kurv Yield Premium Strategy Amazon (AMZN) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.19%			21.82%	[2]
Kurv Yield Premium Strategy Amazon (AMZN) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.47%			18.62%	[2]
Kurv Yield Premium Strategy Apple (AAPL) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.94%					16.04%	[5]
Performance Inception Date						Oct. 26, 2023
Kurv Yield Premium Strategy Apple (AAPL) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.93%					12.33%	[5]
Kurv Yield Premium Strategy Apple (AAPL) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.85%					10.60%	[5]
Kurv Yield Premium Strategy Google (GOOGL) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	51.96%			42.10%	[3]
Performance Inception Date				Oct. 30, 2023
Kurv Yield Premium Strategy Google (GOOGL) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	51.00%			38.01%	[3]
Kurv Yield Premium Strategy Google (GOOGL) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	30.63%			30.56%	[3]
Kurv Yield Premium Strategy Microsoft (MSFT) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.42%			14.71%	[4]
Performance Inception Date				Oct. 30, 2023
Kurv Yield Premium Strategy Microsoft (MSFT) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.28%			9.65%	[4]
Kurv Yield Premium Strategy Microsoft (MSFT) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.57%			9.14%	[4]
Kurv Yield Premium Strategy Netflix (NFLX) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(1.66%)					28.10%	[6]
Performance Inception Date						Oct. 26, 2023
Kurv Yield Premium Strategy Netflix (NFLX) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(4.67%)					20.74%	[6]
Kurv Yield Premium Strategy Netflix (NFLX) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.69%)					18.69%	[6]
Kurv Yield Premium Strategy Tesla (TSLA) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.41%					31.83%	[7]
Performance Inception Date						Oct. 26, 2023
Kurv Yield Premium Strategy Tesla (TSLA) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.73%					26.25%	[7]
Kurv Yield Premium Strategy Tesla (TSLA) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.51%					21.58%	[7]
Kurv Technology Titans Select ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.97%	19.90%	[1]
Performance Inception Date		Jul. 22, 2024
Kurv Technology Titans Select ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.25%	18.54%	[1]
Kurv Technology Titans Select ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.05%	14.58%	[1]

[1]	The Fund commenced operations on July 22, 2024.
[2]	The YP Amazon Fund commenced operations on October 30, 2023.
[3]	The YP Google Fund commenced operations on October 30, 2023.
[4]	The YP Microsoft Fund commenced operations on October 30, 2023.
[5]	The YP Apple Fund commenced operations on October 26, 2023.
[6]	The YP Netflix Fund commenced operations on October 26, 2023.
[7]	The YP Tesla Fund commenced operations on October 26, 2023.